Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue from External Customer [Line Items]
Net Sales	$ 2,278,246	$ 1,662,600	$ 2,328,526	$ 1,635,420
Cost of Sales	206,374	144,683	846,968	281,962
Gross Profit			1,481,558	1,353,458
Net Sales			2,328,526
Cost of Sales			846,968	281,962
Gross Profit			1,481,558	1,353,458
Sales of dietary supplements [Member]
Revenue from External Customer [Line Items]
Net Sales	1,256,169	1,489,053		1,373,412
Cost of Sales	222,791	144,683
Gross Profit	1,033,378	1,344,370
Net Sales			1,799,074
Cost of Sales			158,563	163,962
Gross Profit			1,640,511	1,209,450
Research and development services [Member]
Revenue from External Customer [Line Items]
Net Sales	564,870	173,547	529,452
Cost of Sales
Gross Profit	564,870	173,547
Royalties [Member]
Revenue from External Customer [Line Items]
Net Sales	193,434
Cost of Sales
Gross Profit	193,434
Event Organization [Member]
Revenue from External Customer [Line Items]
Net Sales	263,773
Cost of Sales
Gross Profit	263,773
Total Segment [Member]
Revenue from External Customer [Line Items]
Net Sales	2,278,246	1,662,600
Cost of Sales	222,791	144,683
Gross Profit	$ 2,055,455	$ 1,517,917
Technical Supporting Services [Member]
Revenue from External Customer [Line Items]
Net Sales				56,356
Net Sales			529,452
Cost of Sales			261,710	0
Gross Profit			267,742	56,356
Sales Of Acer Truncatum Seedlings [Member]
Revenue from External Customer [Line Items]
Net Sales				205,652
Net Sales			0
Cost of Sales			426,695	118,000
Gross Profit			$ (426,695)	$ 87,652